Related party transactions - Additional Information (Detail)					1 Months Ended									12 Months Ended
	Jul. 28, 2017 USD ($)	Jul. 28, 2017 CAD ($)	Jan. 01, 2016 CAD ($)	Jan. 01, 2016 EUR (€)	Mar. 31, 2019 USD ($)	Mar. 31, 2019 CAD ($)	Nov. 30, 2018 CAD ($)	Nov. 30, 2018 EUR (€)	Mar. 28, 2018 CAD ($)	Mar. 28, 2018 EUR (€)	Jan. 01, 2017 EUR (€)	May 31, 2009 USD ($)	May 31, 2009 CAD ($)	Mar. 30, 2019 USD ($)	Mar. 30, 2019 CAD ($)	Mar. 30, 2019 EUR (€)	Mar. 31, 2018 USD ($)		Mar. 31, 2018 CAD ($)	Mar. 31, 2018 EUR (€)	Mar. 25, 2017 USD ($)		Mar. 25, 2017 CAD ($)	Mar. 25, 2017 EUR (€)	Mar. 30, 2019 CAD ($)	Mar. 31, 2018 CAD ($)	Jul. 28, 2017 CAD ($)
Related Party Transaction [Line Items]
Related party expenses														$ 167,000			$ 315,000	[1]			$ 234,000	[1]
Executive Chairman [Member]
Related Party Transaction [Line Items]
Annual compensation | €											€ 250,000
Related party costs														385,000			379,000				87,000
Niccolo rossi Chairman of Executive [Member]
Related Party Transaction [Line Items]
Related party expenses														$ 260,000	$ 340,000
Montrovest BV [Member]
Related Party Transaction [Line Items]
Cash received from related party	$ 2,500,000	$ 3,300,000										$ 1,500,000	$ 2,000,000
Annual interest rate	11.00%	11.00%												11.00%	11.00%	11.00%
Effective interest rate	12.00%													12.00%											12.00%		12.00%
Cash received from related party														$ 1,250,000			2,500,000								$ 1,700,000	$ 3,200,000
Advances payable to related party														1,500,000			1,500,000								2,000,000	$ 2,000,000
Payable description	two equal payments of USD 1.25 million (approximately $ 1.55 million in Canadian dollars) in each of July 2018 and July 2019. During fiscal year 2019, USD 1.25 million (approximately $1.55 million in Canadian dollars) was repaid.<table border="0" style="width:100%; table-layout:fixed;" cellspacing="0" cellpadding="0"><tr><td></td></tr></table>	two equal payments of USD 1.25 million (approximately $ 1.55 million in Canadian dollars) in each of July 2018 and July 2019. During fiscal year 2019, USD 1.25 million (approximately $1.55 million in Canadian dollars) was repaid.<table border="0" style="width:100%; table-layout:fixed;" cellspacing="0" cellpadding="0"><tr><td></td></tr></table>
Montrovest BV [Member] | July 2018 [Member]
Related Party Transaction [Line Items]
Advances payable to related party														$ 1,250,000											$ 1,550,000
Montrovest BV [Member] | July 2019 [Member]
Related Party Transaction [Line Items]
Advances payable to related party	$ 1,250,000																										$ 1,550,000
Gestofi [Member]
Related Party Transaction [Line Items]
Amount paid to related party			$ 202,000	€ 140,000			$ 61,000								$ 61,000	€ 40,000			$ 173,000	€ 115,000			$ 202,000	€ 140,000
Notice days for non renewal			60 days	60 days
Agreement additional renewal term			1 year	1 year
Agreement expiration date														Sep. 30, 2017	Sep. 30, 2017	Sep. 30, 2017
Agreement beginning date														Jan. 31, 2016	Jan. 31, 2016	Jan. 31, 2016
Related party expenses								€ 40,000						$ 0	$ 0		33,333		43,000		16,667		22,000
Regaluxe [Member]
Related Party Transaction [Line Items]
Agreement additional renewal term					1 year	1 year
Related party expenses					$ 130,000	$ 170,000								$ 127,000	167,000		$ 245,000		$ 315,000		$ 177,000		$ 234,000
Carlo coda [Member]
Related Party Transaction [Line Items]
Agreement additional renewal term					1 year	1 year
Related party expenses									$ 222,000	€ 146,801
Related party costs															$ 231,000	€ 153,000

[1]	Recast (refer to note 1)